Commitments (Tables)	12 Months Ended
Dec. 31, 2022
Other Provisions, Contingent Liabilities And Contingent Assets [Abstract]
Schedule of Commitments	These milestone payments relate to product candidates in the following phases:

(in KUSD):
R&D Phase	Development	Regulatory	Sales-based	Total
Pre-clinical	54,861	20,500	188,655	264,016
Phase I	40,559	19,150	103,900	163,609
Phase II	6,688	—	—	6,688
December 31, 2022	102,108	39,650	292,555	434,313

R&D Phase	Development	Regulatory	Sales-based	Total
Pre-clinical	55,111	25,000	192,055	272,166
Phase I	41,225	19,150	103,900	164,275
Phase II	10,134	—	—	10,134
December 31, 2021	106,470	44,150	295,955	446,575